Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,531,047.14

Principal:
Principal Collections	$28,464,974.57
Prepayments in Full	$32,938,486.50
Liquidation Proceeds	$115,860.98
Recoveries	$0.00
Sub Total	$61,519,322.05
Collections	$66,050,369.19

Purchase Amounts:
Purchase Amounts Related to Principal	$230,101.66
Purchase Amounts Related to Interest	$1,027.73
Sub Total	$231,129.39

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$66,281,498.58

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$66,281,498.58
Servicing Fee	$1,073,623.06	$1,073,623.06	$0.00	$0.00	$65,207,875.52
Interest - Class A-1 Notes	$41,080.81	$41,080.81	$0.00	$0.00	$65,166,794.71
Interest - Class A-2 Notes	$131,511.67	$131,511.67	$0.00	$0.00	$65,035,283.04
Interest - Class A-3 Notes	$192,820.83	$192,820.83	$0.00	$0.00	$64,842,462.21
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$64,773,009.71
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$64,773,009.71
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$64,735,184.29
Second Priority Principal Payment	$29,301,933.99	$29,301,933.99	$0.00	$0.00	$35,433,250.30
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$35,403,432.30
Third Priority Principal Payment	$26,310,000.00	$26,310,000.00	$0.00	$0.00	$9,093,432.30
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$9,052,651.80
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,052,651.80
Regular Principal Payment	$182,921,774.97	$9,052,651.80	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$66,281,498.58

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$29,301,933.99
Third Priority Principal Payment					$26,310,000.00
Regular Principal Payment					$9,052,651.80
Total					$64,664,585.79
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$64,664,585.79	$210.57	$41,080.81	$0.13	$64,705,666.60	$210.70
Class A-2 Notes	$0.00	$0.00	$131,511.67	$0.32	$131,511.67	$0.32
Class A-3 Notes	$0.00	$0.00	$192,820.83	$0.46	$192,820.83	$0.46
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$64,664,585.79	$48.18	$543,289.73	$0.40	$65,207,875.52	$48.58

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$238,533,708.96	0.7767298	$173,869,123.17	0.5661645
Class A-2 Notes	$415,300,000.00	1.0000000	$415,300,000.00	1.0000000
Class A-3 Notes	$420,700,000.00	1.0000000	$420,700,000.00	1.0000000
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$1,273,473,708.96	0.9489089	$1,208,809,123.17	0.9007251

Pool Information
Weighted Average APR	4.496%	4.470%
Weighted Average Remaining Term	54.88	54.00
Number of Receivables Outstanding	58,877	56,290
Pool Balance	$1,288,347,667.64	$1,226,568,252.49
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,252,017,306.80	$1,191,551,774.97
Pool Factor	0.9519295	0.9062822

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$18,398,523.79
Yield Supplement Overcollateralization Amount	$35,016,477.52
Targeted Overcollateralization Amount	$46,647,968.40
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$17,759,129.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	2

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		199	$29,991.44
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$29,991.44
Cumulative Net Losses Last Collection Period			$773.53
Cumulative Net Losses for all Collection Periods			$30,764.97

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.03%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.41%	233	$4,967,757.53
61-90 Days Delinquent	0.02%	9	$278,640.04
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.43%	242	$5,246,397.57

Repossession Inventory:
Repossessed in the Current Collection Period		14	$323,960.99
Total Repossessed Inventory		12	$323,960.99

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			N/A
Preceding Collection Period			0.0007%
Current Collection Period			0.0286%
Three Month Average			N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			N/A
Preceding Collection Period			0.0017%
Current Collection Period			0.0160%
Three Month Average			N/A

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer